Distribution Date:	05/17/22	BBCMS Mortgage Trust 2021-C11
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2021-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Additional Information	5		Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Wells Fargo Bank, National Association
Mortgage Loan Detail (Part 1)	13-16		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Mortgage Loan Detail (Part 2)	17-20		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Principal Prepayment Detail	21	Special Servicer	SCP Servicing, LLC
Historical Detail	22		Vartan Derbedrossian	(877) 900-6272
Delinquency Loan Detail	23		465 North Halstead Street, Suite 105 | Pasadena, CA 91107 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	24	Representations Reviewer
Specially Serviced Loan Detail - Part 1	25		David Rodgers	(212) 230-9090
Specially Serviced Loan Detail - Part 2	26		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493MAA2	0.752000%	23,677,000.00	21,855,620.08	268,727.97	13,696.19	0.00	0.00	282,424.16	21,586,892.11	30.06%	30.00%
A-2	05493MAB0	1.974000%	33,000,000.00	33,000,000.00	0.00	54,285.00	0.00	0.00	54,285.00	33,000,000.00	30.06%	30.00%
A-SB	05493MAC8	2.108000%	41,720,000.00	41,720,000.00	0.00	73,288.13	0.00	0.00	73,288.13	41,720,000.00	30.06%	30.00%
A-3	05493MAD6	2.225000%	98,671,000.00	98,671,000.00	0.00	182,952.48	0.00	0.00	182,952.48	98,671,000.00	30.06%	30.00%
A-4	05493MAE4	2.043000%	233,364,000.00	233,364,000.00	0.00	397,302.21	0.00	0.00	397,302.21	233,364,000.00	30.06%	30.00%
A-5	05493MAF1	2.322000%	261,198,000.00	261,198,000.00	0.00	505,418.13	0.00	0.00	505,418.13	261,198,000.00	30.06%	30.00%
A-S	05493MAJ3	2.536000%	86,454,000.00	86,454,000.00	0.00	182,706.12	0.00	0.00	182,706.12	86,454,000.00	21.30%	21.25%
B	05493MAK0	2.380000%	44,462,000.00	44,462,000.00	0.00	88,182.97	0.00	0.00	88,182.97	44,462,000.00	16.79%	16.75%
C	05493MAL8	2.778000%	43,227,000.00	43,227,000.00	0.00	100,070.51	0.00	0.00	100,070.51	43,227,000.00	12.40%	12.38%
D	05493MAT1	2.000000%	27,171,000.00	27,171,000.00	0.00	45,285.00	0.00	0.00	45,285.00	27,171,000.00	9.65%	9.63%
E	05493MAV6	2.000000%	23,466,000.00	23,466,000.00	0.00	39,110.00	0.00	0.00	39,110.00	23,466,000.00	7.27%	7.25%
F	05493MAX2	2.000000%	12,351,000.00	12,351,000.00	0.00	20,585.00	0.00	0.00	20,585.00	12,351,000.00	6.01%	6.00%
G	05493MAZ7	2.000000%	9,880,000.00	9,880,000.00	0.00	16,466.67	0.00	0.00	16,466.67	9,880,000.00	5.01%	5.00%
H-RR	05493MBB9	3.522659%	9,881,000.00	9,881,000.00	0.00	29,006.16	0.00	0.00	29,006.16	9,881,000.00	4.01%	4.00%
J-RR*	05493MBD5	3.522659%	39,521,799.00	39,521,799.00	0.00	116,018.19	0.00	0.00	116,018.19	39,521,799.00	0.00%	0.00%
R	05493MBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,043,799.00	986,222,419.08	268,727.97	1,864,372.76	0.00	0.00	2,133,100.73	985,953,691.11

X-A	05493MAG9	1.388255%	691,630,000.00	689,808,620.08	0.00	798,025.12	0.00	0.00	798,025.12	689,539,892.11
X-B	05493MAH7	0.966418%	174,143,000.00	174,143,000.00	0.00	140,245.78	0.00	0.00	140,245.78	174,143,000.00
X-D	05493MAM6	1.522659%	50,637,000.00	50,637,000.00	0.00	64,252.41	0.00	0.00	64,252.41	50,637,000.00
X-F	05493MAP9	1.522659%	12,351,000.00	12,351,000.00	0.00	15,671.97	0.00	0.00	15,671.97	12,351,000.00
X-G	05493MAR5	1.522659%	9,880,000.00	9,880,000.00	0.00	12,536.56	0.00	0.00	12,536.56	9,880,000.00
Notional SubTotal			938,641,000.00	936,819,620.08	0.00	1,030,731.84	0.00	0.00	1,030,731.84	936,550,892.11

Deal Distribution Total					268,727.97	2,895,104.60	0.00	0.00	3,163,832.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493MAA2	923.07387253	11.34974743	0.57845969	0.00000000	0.00000000	0.00000000	0.00000000	11.92820712	911.72412510
A-2	05493MAB0	1,000.00000000	0.00000000	1.64500000	0.00000000	0.00000000	0.00000000	0.00000000	1.64500000	1,000.00000000
A-SB	05493MAC8	1,000.00000000	0.00000000	1.75666659	0.00000000	0.00000000	0.00000000	0.00000000	1.75666659	1,000.00000000
A-3	05493MAD6	1,000.00000000	0.00000000	1.85416668	0.00000000	0.00000000	0.00000000	0.00000000	1.85416668	1,000.00000000
A-4	05493MAE4	1,000.00000000	0.00000000	1.70250000	0.00000000	0.00000000	0.00000000	0.00000000	1.70250000	1,000.00000000
A-5	05493MAF1	1,000.00000000	0.00000000	1.93500000	0.00000000	0.00000000	0.00000000	0.00000000	1.93500000	1,000.00000000
A-S	05493MAJ3	1,000.00000000	0.00000000	2.11333333	0.00000000	0.00000000	0.00000000	0.00000000	2.11333333	1,000.00000000
B	05493MAK0	1,000.00000000	0.00000000	1.98333341	0.00000000	0.00000000	0.00000000	0.00000000	1.98333341	1,000.00000000
C	05493MAL8	1,000.00000000	0.00000000	2.31500012	0.00000000	0.00000000	0.00000000	0.00000000	2.31500012	1,000.00000000
D	05493MAT1	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	05493MAV6	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05493MAX2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
G	05493MAZ7	1,000.00000000	0.00000000	1.66666700	0.00000000	0.00000000	0.00000000	0.00000000	1.66666700	1,000.00000000
H-RR	05493MBB9	1,000.00000000	0.00000000	2.93554903	0.00000000	0.00000000	0.00000000	0.00000000	2.93554903	1,000.00000000
J-RR	05493MBD5	1,000.00000000	0.00000000	2.93554932	0.00000000	0.00346442	0.00000000	0.00000000	2.93554932	1,000.00000000
R	05493MBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493MAG9	997.36654003	0.00000000	1.15383242	0.00000000	0.00000000	0.00000000	0.00000000	1.15383242	996.97799706
X-B	05493MAH7	1,000.00000000	0.00000000	0.80534836	0.00000000	0.00000000	0.00000000	0.00000000	0.80534836	1,000.00000000
X-D	05493MAM6	1,000.00000000	0.00000000	1.26888264	0.00000000	0.00000000	0.00000000	0.00000000	1.26888264	1,000.00000000
X-F	05493MAP9	1,000.00000000	0.00000000	1.26888268	0.00000000	0.00000000	0.00000000	0.00000000	1.26888268	1,000.00000000
X-G	05493MAR5	1,000.00000000	0.00000000	1.26888259	0.00000000	0.00000000	0.00000000	0.00000000	1.26888259	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/22 - 04/30/22	30	0.00	13,696.19	0.00	13,696.19	0.00	0.00	0.00	13,696.19	0.00
A-2	04/01/22 - 04/30/22	30	0.00	54,285.00	0.00	54,285.00	0.00	0.00	0.00	54,285.00	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	73,288.13	0.00	73,288.13	0.00	0.00	0.00	73,288.13	0.00
A-3	04/01/22 - 04/30/22	30	0.00	182,952.48	0.00	182,952.48	0.00	0.00	0.00	182,952.48	0.00
A-4	04/01/22 - 04/30/22	30	0.00	397,302.21	0.00	397,302.21	0.00	0.00	0.00	397,302.21	0.00
A-5	04/01/22 - 04/30/22	30	0.00	505,418.13	0.00	505,418.13	0.00	0.00	0.00	505,418.13	0.00
X-A	04/01/22 - 04/30/22	30	0.00	798,025.12	0.00	798,025.12	0.00	0.00	0.00	798,025.12	0.00
X-B	04/01/22 - 04/30/22	30	0.00	140,245.78	0.00	140,245.78	0.00	0.00	0.00	140,245.78	0.00
X-D	04/01/22 - 04/30/22	30	0.00	64,252.41	0.00	64,252.41	0.00	0.00	0.00	64,252.41	0.00
X-F	04/01/22 - 04/30/22	30	0.00	15,671.97	0.00	15,671.97	0.00	0.00	0.00	15,671.97	0.00
X-G	04/01/22 - 04/30/22	30	0.00	12,536.56	0.00	12,536.56	0.00	0.00	0.00	12,536.56	0.00
A-S	04/01/22 - 04/30/22	30	0.00	182,706.12	0.00	182,706.12	0.00	0.00	0.00	182,706.12	0.00
B	04/01/22 - 04/30/22	30	0.00	88,182.97	0.00	88,182.97	0.00	0.00	0.00	88,182.97	0.00
C	04/01/22 - 04/30/22	30	0.00	100,070.51	0.00	100,070.51	0.00	0.00	0.00	100,070.51	0.00
D	04/01/22 - 04/30/22	30	0.00	45,285.00	0.00	45,285.00	0.00	0.00	0.00	45,285.00	0.00
E	04/01/22 - 04/30/22	30	0.00	39,110.00	0.00	39,110.00	0.00	0.00	0.00	39,110.00	0.00
F	04/01/22 - 04/30/22	30	0.00	20,585.00	0.00	20,585.00	0.00	0.00	0.00	20,585.00	0.00
G	04/01/22 - 04/30/22	30	0.00	16,466.67	0.00	16,466.67	0.00	0.00	0.00	16,466.67	0.00
H-RR	04/01/22 - 04/30/22	30	0.00	29,006.16	0.00	29,006.16	0.00	0.00	0.00	29,006.16	0.00
J-RR	04/01/22 - 04/30/22	30	136.52	116,018.19	0.00	116,018.19	0.00	0.00	0.00	116,018.19	136.92
Totals			136.52	2,895,104.60	0.00	2,895,104.60	0.00	0.00	0.00	2,895,104.60	136.92

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	Additional Information
Total Available Distribution Amount (1)	3,163,832.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,919,068.34	Master Servicing Fee	16,174.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,906.76
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	410.93
ARD Interest	0.00	Operating Advisor Fee	975.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,919,068.34	Total Fees	23,963.74

Principal		Expenses/Reimbursements
Scheduled Principal	268,727.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	268,727.97	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,895,104.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	268,727.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,163,832.57
Total Funds Collected	3,187,796.31	Total Funds Distributed	3,187,796.31

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	986,222,419.51	986,222,419.51	Beginning Certificate Balance	986,222,419.08
(-) Scheduled Principal Collections	268,727.97	268,727.97	(-) Principal Distributions	268,727.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	985,953,691.54	985,953,691.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	986,222,421.05	986,222,421.05	Ending Certificate Balance	985,953,691.11
Ending Actual Collateral Balance	985,960,615.27	985,960,615.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.43)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.43)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	35	119,377,217.41	12.11%	107	3.8656	2.295688	1.59 or less	15	90,942,173.52	9.22%	111	3.9424	1.401127
5,000,000 to 9,999,999	32	218,279,736.76	22.14%	109	3.7345	2.263713	1.60 to 1.69	4	37,000,000.00	3.75%	110	3.9101	1.683916
10,000,000 to 19,999,999	19	256,386,929.30	26.00%	107	3.6310	2.137119	1.70 to 1.79	9	117,818,512.60	11.95%	108	3.8845	1.735724
20,000,000 to 29,999,999	7	172,909,808.07	17.54%	103	3.3907	2.742664	1.80 to 1.89	5	55,616,174.83	5.64%	111	3.5883	1.866240
30,000,000 to 39,999,999	5	169,000,000.00	17.14%	95	3.3829	2.559904	1.90 to 1.99	11	99,774,368.98	10.12%	109	3.5751	1.937331
40,000,000 or greater	1	50,000,000.00	5.07%	75	2.7247	4.880000	2.00 to 2.49	29	259,455,371.17	26.32%	106	3.6424	2.282143
Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108	2.50 to 2.99	10	111,776,326.65	11.34%	102	3.3203	2.840731
							3.00 to 3.99	11	127,755,945.95	12.96%	92	3.3608	3.507847
							4.00 or greater	5	85,814,817.84	8.70%	82	2.7865	4.869290
							Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	4,577,124.26	0.46%	105	3.9226	2.350000	Pennsylvania	7	43,048,175.14	4.37%	110	3.7411	1.763451
Arizona	7	51,099,277.93	5.18%	108	3.4067	2.969776	Puerto Rico	1	6,870,000.00	0.70%	111	3.9000	2.240000
California	20	79,510,804.20	8.06%	111	3.3566	2.455917	South Carolina	1	2,598,174.54	0.26%	111	4.3000	1.292300
Colorado	2	677,550.09	0.07%	104	3.9799	2.310141	South Dakota	1	286,752.55	0.03%	91	4.8500	1.704500
Connecticut	2	34,930,000.00	3.54%	112	3.3670	2.121503	Tennessee	2	2,620,460.70	0.27%	106	4.4653	1.577936
Florida	11	57,348,518.66	5.82%	110	3.7345	2.450364	Texas	11	66,709,529.47	6.77%	97	3.6110	2.261486
Georgia	14	72,156,823.64	7.32%	109	3.6612	2.341332	Utah	2	16,298,047.06	1.65%	110	3.5995	1.140446
Illinois	11	45,003,085.35	4.56%	110	3.7261	2.175620	Virginia	3	4,334,084.12	0.44%	97	4.4871	2.348304
Iowa	2	705,142.47	0.07%	91	4.8500	1.704500	Washington	1	2,314,817.84	0.23%	111	3.1400	6.124500
Kansas	6	9,075,404.67	0.92%	93	3.5299	3.076196	Wisconsin	1	33,000,000.00	3.35%	110	3.5700	1.880000
Louisiana	1	382,384.01	0.04%	91	4.8500	1.704500	Wyoming	6	3,823,878.40	0.39%	91	4.8500	1.704500
Maryland	3	17,533,585.02	1.78%	111	3.6913	2.260226	Totals	173	985,953,691.54	100.00%	103	3.5517	2.502108
Michigan	5	46,030,000.00	4.67%	110	3.7072	2.442111
									Property Type³
Minnesota	1	77,962.98	0.01%	91	4.8500	1.704500
Missouri	3	5,938,701.56	0.60%	104	4.2538	1.688901		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	780,292.52	0.08%	91	4.8500	1.704500		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,167,026.26	0.22%	91	4.8500	1.704500	Industrial	22	112,877,877.16	11.45%	105	3.3378	2.574579
Nevada	1	543,588.23	0.06%	91	4.8500	1.704500	Lodging	47	35,796,871.62	3.63%	93	4.5491	2.079452
New Jersey	2	65,500,000.00	6.64%	78	3.4733	2.821985	Mixed Use	15	116,012,942.70	11.77%	108	3.7105	1.876226
New Mexico	5	13,165,046.84	1.34%	102	3.8441	2.119053	Mobile Home Park	9	19,574,000.00	1.99%	110	3.5716	2.463521
New York	25	257,135,501.98	26.08%	97	3.3364	2.950229	Multi-Family	34	234,352,851.94	23.77%	110	3.6618	2.094557
North Dakota	1	199,416.19	0.02%	91	4.8500	1.704500	Office	19	289,411,611.50	29.35%	94	3.3519	3.112386
Ohio	5	27,109,661.84	2.75%	111	3.7773	2.114317	Retail	16	138,339,374.11	14.03%	104	3.5755	2.326191
Oklahoma	2	5,877,175.57	0.60%	110	4.3164	1.837421	Self Storage	11	33,589,558.51	3.41%	106	3.5638	2.879829
Oregon	1	527,093.44	0.05%	91	4.8500	1.704500	Totals	173	985,953,691.54	100.00%	103	3.5517	2.502108

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	16	221,493,406.12	22.46%	96	3.0036	3.750193	12 months or less	85	844,656,609.80	85.67%	104	3.4985	2.528872
	3.25000% to 3.74999%	37	487,346,405.80	49.43%	104	3.5038	2.285921	13 months to 24 months	7	50,204,264.17	5.09%	105	3.9680	2.122611
	3.75000% to 3.99999%	20	143,627,921.12	14.57%	109	3.8604	1.906159	25 months or greater	7	91,092,817.57	9.24%	92	3.8153	2.463089
	4.00000% to 4.24999%	15	78,252,713.51	7.94%	107	4.1258	1.927343	Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108
	4.25000% to 4.49999%	7	27,246,966.90	2.76%	111	4.3091	1.664966
	4.50000% to 4.74999%	2	6,875,426.67	0.70%	83	4.5764	2.501184
	4.75000% or greater	2	21,110,851.42	2.14%	93	4.8677	1.663789
	Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.	DSCR¹
	80 months or less	6	132,031,500.00	13.39%	68	3.0733	4.113974				None
81 months to 111 months		68	593,455,226.72	60.19%	107	3.6871	2.207124
112 months to 115 months		25	260,466,964.82	26.42%	112	3.4857	2.357145
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		37	503,305,417.37	51.05%	99	3.4193	2.813995				None
	12 months or less	62	482,648,274.17	48.95%	107	3.6897	2.176871
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	99	985,953,691.54	100.00%	103	3.5517	2.502108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	325311001	OF	New York	NY	Actual/360	2.725%	113,527.87	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	05/06/22
1A	325311101				Actual/360	2.725%	45,411.15	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	05/06/22
2	325311002	RT	Brooklyn	NY	Actual/360	3.359%	97,965.00	0.00	0.00	N/A	01/01/30	--	35,000,000.00	35,000,000.00	05/01/22
2A	325311102				Actual/360	3.359%	36,235.70	0.00	0.00	N/A	01/01/30	--	12,945,945.95	12,945,945.95	05/01/22
3	303161427	IN	Irvine	CA	Actual/360	3.130%	96,508.33	0.00	0.00	N/A	09/01/31	--	37,000,000.00	37,000,000.00	05/01/22
4	325311004	OF	Bloomfield	NJ	Actual/360	3.545%	97,498.50	0.00	0.00	N/A	05/05/26	--	33,000,000.00	33,000,000.00	05/05/22
5	303161419	MU	Appleton	WI	Actual/360	3.570%	98,175.00	0.00	0.00	N/A	07/01/31	--	33,000,000.00	33,000,000.00	05/01/22
6	325311006	OF	Parsippany	NJ	Actual/360	3.400%	29,750.00	0.00	0.00	N/A	05/06/31	--	10,500,000.00	10,500,000.00	05/06/22
6A	325311106				Actual/360	3.400%	28,333.33	0.00	0.00	N/A	05/06/31	--	10,000,000.00	10,000,000.00	05/06/22
6B	325311116				Actual/360	3.400%	34,000.00	0.00	0.00	N/A	05/06/31	--	12,000,000.00	12,000,000.00	05/06/22
7	303161424	MF	New York	NY	Actual/360	3.340%	86,283.33	0.00	0.00	N/A	09/01/31	--	31,000,000.00	31,000,000.00	05/01/22
8	307331247	OF	Scottsdale	AZ	Actual/360	3.200%	77,800.00	0.00	0.00	N/A	08/06/31	--	29,175,000.00	29,175,000.00	05/06/22
9	883101166	MF	Groton	CT	Actual/360	3.300%	79,557.50	0.00	0.00	N/A	09/06/31	--	28,930,000.00	28,930,000.00	05/06/22
10	325311010	OF	Northville	MI	Actual/360	3.710%	84,402.50	0.00	0.00	N/A	08/06/31	--	27,300,000.00	27,300,000.00	05/06/22
11	883101155	OF	Bronx	NY	Actual/360	3.900%	78,000.00	0.00	0.00	N/A	08/06/31	--	24,000,000.00	24,000,000.00	05/06/22
12	325311012	MU	Murrieta	CA	Actual/360	3.730%	70,835.39	35,558.94	0.00	N/A	09/06/31	--	22,788,867.01	22,753,308.07	05/06/22
13	883101174	IN	Houston	TX	Actual/360	3.046%	52,674.22	0.00	0.00	N/A	09/06/28	--	20,751,500.00	20,751,500.00	05/06/22
14	300572262	Various Various		NY	Actual/360	3.300%	54,450.00	0.00	0.00	N/A	09/06/31	--	19,800,000.00	19,800,000.00	05/06/22
15	323010003	LO	Various	Various	Actual/360	4.850%	76,066.41	45,768.85	0.00	N/A	12/06/29	--	18,820,554.15	18,774,785.30	05/06/22
16	325311016	MF	Atlanta	GA	Actual/360	3.649%	53,670.71	0.00	0.00	N/A	01/06/31	--	17,650,000.00	17,650,000.00	05/06/22
17	325311017	OF	Darien	IL	Actual/360	3.502%	48,152.50	0.00	0.00	N/A	07/06/31	--	16,500,000.00	16,500,000.00	05/06/22
18	883101151	RT	Mechanicsburg	PA	Actual/360	3.590%	48,653.48	0.00	0.00	N/A	07/06/31	--	16,263,000.00	16,263,000.00	05/06/22
19	883101147	OF	Pleasant Grove	UT	Actual/360	3.575%	47,621.98	0.00	0.00	N/A	07/06/31	--	15,985,000.00	15,985,000.00	05/06/22
20	883101152	MF	Fort Worth	TX	Actual/360	3.526%	44,310.07	0.00	0.00	N/A	06/06/31	--	15,080,000.00	15,080,000.00	05/06/22
21	325110007	IN	Various	CA	Actual/360	3.209%	26,745.83	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	05/06/22
21A	325110107	IN	Various	CA	Actual/360	3.209%	13,372.92	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	05/06/22
22	883101150	IN	Pompano Beach	FL	Actual/360	3.500%	40,833.33	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	05/01/22
23	325311023	IN	Chandler	AZ	Actual/360	3.350%	35,119.17	0.00	0.00	N/A	09/06/31	--	12,580,000.00	12,580,000.00	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	883101156	RT	Upper Marlboro	MD	Actual/360	3.700%	37,000.00	0.00	0.00	N/A	08/06/31	--	12,000,000.00	12,000,000.00	05/06/22
25	325311025	MU	New York	NY	Actual/360	3.875%	35,682.29	0.00	0.00	N/A	07/10/31	--	11,050,000.00	11,050,000.00	05/10/22
26	325311026	OF	Various	Various	Actual/360	3.923%	35,221.69	16,804.34	0.00	N/A	02/06/31	--	10,775,002.39	10,758,198.05	05/06/22
27	325311027	MF	Temple	GA	Actual/360	3.734%	32,672.50	0.00	0.00	N/A	06/06/31	--	10,500,000.00	10,500,000.00	05/06/22
28	300572247	MF	Brooklyn	NY	Actual/360	3.780%	31,500.00	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	05/06/22
29	325311029	IN	Mansfield	OH	Actual/360	4.200%	32,930.87	13,525.76	0.00	N/A	09/06/31	--	9,408,818.62	9,395,292.86	05/06/22
30	300572256	MF	Laredo	TX	Actual/360	3.920%	30,072.82	13,898.95	0.00	N/A	09/06/31	--	9,205,965.87	9,192,066.92	05/06/22
31	303161367	LO	Katy	TX	Actual/360	4.100%	31,352.65	14,551.20	0.00	N/A	04/01/30	--	9,176,384.20	9,161,833.00	05/01/22
32	883101159	Various Various		NY	Actual/360	3.770%	27,332.50	0.00	0.00	N/A	08/06/31	--	8,700,000.00	8,700,000.00	05/06/22
33	325311033	MU	Philadelphia	PA	Actual/360	4.105%	28,792.94	12,303.58	0.00	N/A	06/06/31	--	8,416,938.21	8,404,634.63	05/06/22
34	325311034	OF	San Diego	CA	Actual/360	3.000%	20,625.30	19,208.45	0.00	N/A	08/06/31	--	8,250,121.90	8,230,913.45	05/06/22
35	300572231	MU	Brooklyn	NY	Actual/360	4.130%	28,393.75	0.00	0.00	N/A	07/06/31	--	8,250,000.00	8,250,000.00	05/06/22
36	883101158	SS	Various	GA	Actual/360	3.250%	22,343.75	0.00	0.00	N/A	08/06/31	--	8,250,000.00	8,250,000.00	05/06/22
37	307331250	RT	Orlando	FL	Actual/360	3.640%	23,963.33	0.00	0.00	N/A	09/06/31	--	7,900,000.00	7,900,000.00	05/06/22
38	325311038	MU	Overland Park	KS	Actual/360	3.220%	19,722.50	0.00	0.00	N/A	03/06/30	--	7,350,000.00	7,350,000.00	05/06/22
39	300572263	RT	San Antonio	TX	Actual/360	4.060%	24,120.00	10,503.42	0.00	N/A	09/06/31	--	7,129,063.95	7,118,560.53	05/06/22
40	303161425	OF	New York	NY	Actual/360	2.950%	17,208.33	0.00	0.00	N/A	09/01/31	--	7,000,000.00	7,000,000.00	05/01/22
41	325311041	MF	Detroit	MI	Actual/360	4.246%	24,768.33	0.00	0.00	N/A	04/06/31	--	7,000,000.00	7,000,000.00	05/06/22
42	307331249	MF	Rochester	NY	Actual/360	3.970%	22,598.81	10,223.62	0.00	N/A	09/06/31	--	6,830,874.71	6,820,651.09	05/06/22
43	307331244	RT	Hatillo	PR	Actual/360	3.900%	22,327.50	0.00	0.00	N/A	08/06/31	--	6,870,000.00	6,870,000.00	05/06/22
44	883101162	IN	Warminster	PA	Actual/360	3.490%	19,936.62	0.00	0.00	N/A	09/06/31	--	6,855,000.00	6,855,000.00	05/06/22
45	303161426	MF	Chicago	IL	Actual/360	4.260%	24,140.00	0.00	0.00	N/A	09/01/31	--	6,800,000.00	6,800,000.00	05/01/22
46	325311046	RT	Buford	GA	Actual/360	3.150%	17,062.50	0.00	0.00	N/A	09/06/31	--	6,500,000.00	6,500,000.00	05/06/22
47	325311047	MF	Decatur	GA	Actual/360	3.946%	21,374.17	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	05/06/22
48	883101163	MF	Ridgewood	NY	Actual/360	3.777%	19,829.25	0.00	0.00	N/A	09/06/31	--	6,300,000.00	6,300,000.00	05/06/22
49	307331243	RT	Savannah	GA	Actual/360	3.650%	18,750.59	9,794.89	0.00	N/A	08/06/31	--	6,164,577.69	6,154,782.80	05/06/22
50	325311050	MU	New Britain	CT	Actual/360	3.690%	18,450.00	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	05/06/22
51	325311051	SS	Albuquerque	NM	Actual/360	3.203%	15,805.01	10,152.85	0.00	N/A	08/06/31	--	5,921,327.68	5,911,174.83	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
52	303161420	MF	Oklahoma City	OK	Actual/360	4.290%	20,020.00	0.00	0.00	N/A	08/01/31	--	5,600,000.00	5,600,000.00	05/01/22
53	303161418	SS	Davenport	FL	Actual/360	3.620%	16,591.67	0.00	0.00	N/A	07/01/31	--	5,500,000.00	5,500,000.00	05/01/22
54	307331248	RT	Bel Air	MD	Actual/360	3.650%	16,516.25	0.00	0.00	N/A	09/06/31	--	5,430,000.00	5,430,000.00	05/06/22
55	303161370	LO	Alamogordo	NM	Actual/360	4.180%	18,274.03	11,306.41	0.00	N/A	04/01/30	--	5,246,133.06	5,234,826.65	05/01/22
56	325311056	MU	Cincinnati	OH	Actual/360	3.750%	16,406.25	0.00	0.00	N/A	07/06/31	--	5,250,000.00	5,250,000.00	05/06/22
57	325311057	MH	Plant City	FL	Actual/360	3.900%	16,900.00	0.00	0.00	N/A	05/06/31	--	5,200,000.00	5,200,000.00	05/06/22
58	883101161	MH	Various	IL	Actual/360	3.250%	14,083.33	0.00	0.00	N/A	09/06/31	--	5,200,000.00	5,200,000.00	05/06/22
59	325311059	MF	Urbana	IL	Actual/360	3.608%	15,634.67	0.00	0.00	N/A	06/06/31	--	5,200,000.00	5,200,000.00	05/06/22
60	325311060	MF	Gladstone	MO	Actual/360	4.120%	16,651.67	0.00	0.00	N/A	04/06/31	--	4,850,000.00	4,850,000.00	05/06/22
61	303161421	MF	Panama City	FL	Actual/360	3.750%	14,156.25	0.00	0.00	N/A	08/01/31	--	4,530,000.00	4,530,000.00	05/01/22
62	325311062	MF	Lorain	OH	Actual/360	3.150%	11,812.50	0.00	0.00	N/A	09/06/31	--	4,500,000.00	4,500,000.00	05/06/22
63	303161422	MF	Panama City	FL	Actual/360	3.750%	13,812.50	0.00	0.00	N/A	08/01/31	--	4,420,000.00	4,420,000.00	05/01/22
64	325311064	RT	Allen Park	MI	Actual/360	3.530%	12,943.33	0.00	0.00	N/A	08/06/31	--	4,400,000.00	4,400,000.00	05/06/22
65	325311065	OF	Orlando	FL	Actual/360	3.900%	13,893.75	0.00	0.00	N/A	07/06/31	--	4,275,000.00	4,275,000.00	05/06/22
66	883101157	OF	Miami	FL	Actual/360	3.930%	13,959.69	0.00	0.00	N/A	08/06/31	--	4,262,500.00	4,262,500.00	05/06/22
67	325311067	MU	Philadelphia	PA	Actual/360	3.500%	12,395.83	0.00	0.00	N/A	08/06/31	--	4,250,000.00	4,250,000.00	04/06/22
68	300572255	SS	Various	AZ	Actual/360	4.500%	15,937.50	0.00	0.00	N/A	09/06/28	--	4,250,000.00	4,250,000.00	05/06/22
69	325311069	MF	Chicago	IL	Actual/360	4.001%	14,086.85	0.00	0.00	N/A	05/06/31	--	4,225,000.00	4,225,000.00	05/06/22
70	325311070	MH	Springfield	MI	Actual/360	3.042%	10,647.00	0.00	0.00	N/A	07/06/31	--	4,200,000.00	4,200,000.00	05/06/22
71	325311071	MF	Evanston	IL	Actual/360	3.803%	13,183.73	0.00	0.00	N/A	03/06/31	--	4,160,000.00	4,160,000.00	05/06/22
72	325311072	MU	East Northport	NY	Actual/360	3.899%	13,094.14	0.00	0.00	N/A	06/06/28	--	4,030,000.00	4,030,000.00	05/06/22
73	325311073	MF	Elyria	OH	Actual/360	3.750%	12,562.50	0.00	0.00	N/A	09/06/31	--	4,020,000.00	4,020,000.00	05/06/22
74	307331246	MF	Columbus	OH	Actual/360	3.550%	11,687.65	6,385.97	0.00	N/A	08/06/31	--	3,950,754.95	3,944,368.98	05/06/22
75	325311075	RT	Tucson	AZ	Actual/360	3.520%	11,586.67	0.00	0.00	N/A	09/06/31	--	3,950,000.00	3,950,000.00	05/06/22
76	300572254	RT	Decatur	GA	Actual/360	3.200%	9,493.33	0.00	0.00	N/A	09/06/31	--	3,560,000.00	3,560,000.00	05/06/22
77	325311077	OF	Marietta	GA	Actual/360	4.457%	12,813.88	0.00	0.00	N/A	04/06/31	--	3,450,000.00	3,450,000.00	05/06/22
78	300572237	IN	Various	Various	Actual/360	4.350%	11,966.34	6,369.98	0.00	N/A	08/06/31	--	3,301,058.33	3,294,688.35	05/06/22
79	300572235	MF	Kingsland	GA	Actual/360	3.750%	10,301.33	6,922.07	0.00	N/A	08/06/31	--	3,296,427.13	3,289,505.06	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
80	325311080	SS	Portage	MI	Actual/360	3.620%	9,442.17	0.00	0.00	N/A	08/06/31	--	3,130,000.00	3,130,000.00	05/06/22
81	325311081	OF	Pittsburgh	PA	Actual/360	4.145%	10,276.15	0.00	0.00	N/A	07/06/31	--	2,975,000.00	2,975,000.00	05/06/22
82	300572258	MF	Sycamore	IL	Actual/360	4.300%	10,471.26	4,127.45	0.00	N/A	09/06/31	--	2,922,212.80	2,918,085.35	05/06/22
83	325311083	MH	Fort Valley	GA	Actual/360	4.020%	9,627.90	0.00	0.00	N/A	09/06/31	--	2,874,000.00	2,874,000.00	05/06/22
84	300572089	LO	Hampton	VA	Actual/360	4.700%	10,297.44	3,705.78	0.00	N/A	03/06/30	--	2,629,132.45	2,625,426.67	05/06/22
85	325311085	MF	Florence	SC	Actual/360	4.300%	9,323.35	3,691.77	0.00	N/A	08/06/31	--	2,601,866.31	2,598,174.54	05/06/22
86	307331245	RT	Jacksonville	FL	Actual/360	4.250%	9,171.95	3,707.04	0.00	N/A	08/06/31	--	2,589,725.70	2,586,018.66	05/06/22
87	325311087	RT	Martinez	CA	Actual/360	5.010%	9,765.59	2,998.44	0.00	N/A	03/06/31	--	2,339,064.56	2,336,066.12	05/06/22
88	325311088	MF	Tampa	FL	Actual/360	4.104%	8,037.00	0.00	0.00	N/A	06/06/31	--	2,350,000.00	2,350,000.00	05/06/22
89	325311089	SS	Gig Harbor	WA	Actual/360	3.140%	6,067.62	4,018.39	0.00	N/A	08/06/31	--	2,318,836.23	2,314,817.84	05/06/22
90	325311090	MF	Avon Park	FL	Actual/360	3.700%	7,168.75	0.00	0.00	N/A	07/06/31	--	2,325,000.00	2,325,000.00	05/06/22
91	325311091	SS	Magnolia	TX	Actual/360	4.152%	7,497.01	3,199.82	0.00	N/A	05/06/31	--	2,166,765.66	2,163,565.84	05/06/22
92	325311092	MF	Atlanta	GA	Actual/360	4.163%	7,458.71	0.00	0.00	N/A	07/06/31	--	2,150,000.00	2,150,000.00	05/06/22
93	300572234	MH	Cheswick	PA	Actual/360	4.000%	7,000.00	0.00	0.00	N/A	08/06/31	--	2,100,000.00	2,100,000.00	05/06/22
94	325311094	SS	Houston	TX	Actual/360	3.547%	6,118.58	0.00	0.00	N/A	09/06/31	--	2,070,000.00	2,070,000.00	05/06/22
Totals							2,919,068.34	268,727.97	0.00				986,222,419.51	985,953,691.54
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	46,535,149.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,931,599.98	462,225.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,589,078.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,339,211.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,240,310.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	20,732,159.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,406,042.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,420,324.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,804.77	0.00
19	873,370.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,202,466.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,503,416.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	839,058.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,152,439.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	810,855.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	668,023.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,104,114.00	282,908.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,845.26	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	933,070.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	593,955.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	581,693.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	465,225.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,141,053.95	220,283.67	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	536,389.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	848,663.12	148,834.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	389,056.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	633,470.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	0.00	116,756.45	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	577,161.40	189,856.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	312,515.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	422,750.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	575,044.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	492,285.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	355,457.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	362,748.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	560,230.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	312,585.78	93,081.68	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	564,634.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	396,767.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	255,881.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	281,686.80	0.00	--	--	--	0.00	0.00	12,094.79	12,094.79	0.00	0.00
68	503,137.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	384,617.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	323,919.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	460,324.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	339,683.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	391,726.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	399,209.80	116,668.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	313,747.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	434,919.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	17,216.53	17,216.53	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	492,285.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	273,173.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	277,282.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	464,581.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	216,040.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	224,350.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	204,725.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	225,552.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	751,007.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	297,525.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	232,679.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
92	157,324.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	153,922.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	194,543.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	106,656,224.04	1,630,615.47				0.00	0.00	29,311.32	29,311.32	6,650.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551688%	3.522528%	103
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551817%	3.522659%	104
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.551938%	3.522781%	105
02/17/22	1	2,636,845.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.552084%	3.522929%	106
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.552203%	3.523050%	107
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.552322%	3.523170%	108
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.552449%	3.523298%	109
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.552573%	3.523423%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
67	325311067	04/06/22	0	B	12,094.79	12,094.79	0.00		4,250,000.00
79	300572235	04/06/22	0	B	17,216.53	17,216.53	0.00		3,296,427.13
Totals					29,311.32	29,311.32	0.00		7,546,427.13
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		33,000,000	33,000,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		952,953,692	952,953,692		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	985,953,692	985,953,692	0	0	0	0
Apr-22	986,222,420	986,222,420	0	0	0	0
Mar-22	986,472,879	986,472,879	0	0	0	0
Feb-22	986,774,677	984,137,831	2,636,846	0	0	0
Jan-22	987,023,227	987,023,227	0	0	0	0
Dec-21	987,270,920	987,270,920	0	0	0	0
Nov-21	987,535,242	987,535,242	0	0	0	0
Oct-21	987,793,202	987,793,202	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31